John Hancock International Growth Fund

John Hancock Funds III

Supplement dated 7-1-14 to the current Class A, Class B and Class C shares Prospectus

The following information supplements and supersedes any information to the contrary relating to John Hancock International Growth Fund (the fund), a series of John Hancock Funds III (the Trust), contained in the Prospectus.

At an in-person meeting held June 23‒25, 2014, the Trust’s Board of Trustees approved the hiring and appointment of Wellington Management Company, LLP (Wellington Management) to replace Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as subadvisor to the fund effective at the close of business on July 15, 2014 (the Effective Date). John Hancock Advisers, LLC, the fund’s investment advisor, has hired a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from GMO to Wellington Management.

Also in connection with the appointment of Wellington Management as subadvisor to the fund, the Prospectus is hereby amended as follows, as of the Effective Date:

All references to GMO and its portfolio managers are hereby deleted.

The information under “Principal investment strategies” in the “Fund summary” is revised and restated in its entirety as follows:

The subadvisor seeks to achieve the fund’s investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments located in or deriving the majority of their revenue from a number of developed and emerging markets outside of the U.S. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor’s investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

•	Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

•	Growth: Companies that generate high organic revenue growth above global GDP growth;

•	Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary revenue growth rates and normalized operating assumptions;

•	Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

•	Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

The following risk is added to “Principal risks” in the “Fund summary”:

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Although the performance information in “Past performance” in the “Fund summary” will remain the same, the first paragraph in this section is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund’s performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

In addition, in “Past performance” in the “Fund summary,” the following description of the MSCI All Country World (ACWI) ex-US Growth Index, the fund’s new benchmark, is added:

MSCI ACWI ex-US Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries and 23 emerging markets countries.

In the “Average annual total returns” table of the “Past performance” section of the “Fund summary,” the returns of the MSCI ACWl ex-US Growth Index are added as stated below.

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-13			06-12-06
MSCI ACWI ex-US Growth (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	15.86	13.28	5.30

The information regarding the subadvisor in the “Investment management” section of the “Fund summary” is revised and restated in its entirety as follows:

Subadvisor Wellington Management Company, LLP

John A. Boselli serves as portfolio manager of the fund. Accordingly, in the “Fund summary,” the information under “Portfolio management” is revised and restated in its entirety as follows:

John A. Boselli, CFA

•    Senior Vice President and Equity Portfolio Manager

•    Joined fund in 2014

The information under “Principal investment strategies” in “Fund details” is revised and restated in its entirety as follows:

The fund’s investment objective is to seek high total return primarily through capital appreciation. The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

The subadvisor seeks to achieve the fund’s investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments located in or deriving the majority of their revenue from a number of developed and emerging markets outside of the U.S. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor’s investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

•	Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

•	Growth: Companies that generate high organic revenue growth above global GDP growth;

•	Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary revenue growth rates and normalized operating assumptions;

•	Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

•	Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

The following risk is added to “Principal risks of investing,” as a subset of “Foreign securities risk”:

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

The following information replaces the average daily net assets information for the management fee for the advisor’s services to the fund, as stated in “Who’s who — Management fee.” The fee is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.900
Next 500 million	0.850
Excess Over 1 billion	0.800

The basis for the Board’s approval of the new subadvisory agreement with Wellington Management will be discussed in the fund’s shareholder report for the period ending August 31, 2014.

In “Fund details — Who’s who,”under “Subadvisor,” the information regarding the subadvisor is hereby revised and replaced in its entirety with the following:

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Wellington Management Company, LLP (Wellington Management) is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. As of March 31, 2014, Wellington Management had investment management authority with respect to approximately $868 billion in assets.

Below is a brief biographical profile of the fund’s portfolio manager, who is primarily responsible the management of the fund’s portfolio. For more information about this individual, including information about his compensation, other accounts he manages, and any investments he may have in the fund, see the SAI.

John A. Boselli, CFA

•   Senior Vice President and Equity Portfolio Manager

•   Joined fund in 2014

•   Joined Wellington Management in 2002

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock International Growth Fund

John Hancock Funds III

Supplement dated 7-1-14 to the current Class I shares Prospectus

The following information supplements and supersedes any information to the contrary relating to John Hancock International Growth Fund (the fund), a series of John Hancock Funds III (the Trust), contained in the Prospectus.

At an in-person meeting held June 23‒25, 2014, the Trust’s Board of Trustees approved the hiring and appointment of Wellington Management Company, LLP (Wellington Management) to replace Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as subadvisor to the fund effective at the close of business on July 15, 2014 (the Effective Date). John Hancock Advisers, LLC, the fund’s investment advisor, has hired a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from GMO to Wellington Management.

Also in connection with the appointment of Wellington Management as subadvisor to the fund, the Prospectus is hereby amended as follows, as of the Effective Date:

All references to GMO and its portfolio managers are hereby deleted.

The information under “Principal investment strategies” in the “Fund summary” is revised and restated in its entirety as follows:

The subadvisor seeks to achieve the fund’s investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments located in or deriving the majority of their revenue from a number of developed and emerging markets outside of the U.S. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor’s investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

•	Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

•	Growth: Companies that generate high organic revenue growth above global GDP growth;

•	Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary revenue growth rates and normalized operating assumptions;

•	Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

•	Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

The following risk is added to “Principal risks” in the “Fund summary”:

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Although the performance information in “Past performance” in the “Fund summary” will remain the same, the first paragraph in this section is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund’s performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

In addition, in “Past performance” in the “Fund summary,” the following description of the MSCI All Country World (ACWI) ex-US Growth Index, the fund’s new benchmark, is added:

MSCI ACWI ex-US Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries and 23 emerging markets countries.

In the “Average annual total returns” table of the “Past performance” section of the “Fund summary,” the returns of the MSCI ACWl ex-US Growth Index are added as stated below.

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-13			06-12-06
MSCI ACWI ex-US Growth (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	15.86	13.28	5.30

The information regarding the subadvisor in the “Investment management” section of the “Fund summary” is revised and restated in its entirety as follows:

Subadvisor Wellington Management Company, LLP

John A. Boselli serves as portfolio manager of the fund. Accordingly, in the “Fund summary,” the information under “Portfolio management” is revised and restated in its entirety as follows:

John A. Boselli, CFA

•   Senior Vice President and Equity Portfolio Manager

•   Joined fund in 2014

The information under “Principal investment strategies” in “Fund details” is revised and restated in its entirety as follows:

The fund’s investment objective is to seek high total return primarily through capital appreciation. The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

The subadvisor seeks to achieve the fund’s investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments located in or deriving the majority of their revenue from a number of developed and emerging markets outside of the U.S. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor’s investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

•	Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

•	Growth: Companies that generate high organic revenue growth above global GDP growth;

•	Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary revenue growth rates and normalized operating assumptions;

•	Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

•	Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

The following risk is added to “Principal risks of investing,” as a subset of “Foreign securities risk”:

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

The following information replaces the average daily net assets information for the management fee for the advisor’s services to the fund, as stated in “Who’s who — Management fee.” The fee is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.900
Next 500 million	0.850
Excess Over 1 billion	0.800

The basis for the Board’s approval of the new subadvisory agreement with Wellington Management will be discussed in the fund’s shareholder report for the period ending August 31, 2014.

In “Fund details — Who’s who,”under “Subadvisor,” the information regarding the subadvisor is hereby revised and replaced in its entirety with the following:

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Wellington Management Company, LLP (Wellington Management) is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. As of March 31, 2014, Wellington Management had investment management authority with respect to approximately $868 billion in assets.

Below is a brief biographical profile of the fund’s portfolio manager, who is primarily responsible the management of the fund’s portfolio. For more information about this individual, including information about his compensation, other accounts he manages, and any investments he may have in the fund, see the SAI.

John A. Boselli, CFA

•   Senior Vice President and Equity Portfolio Manager

•   Joined fund in 2014

•   Joined Wellington Management in 2002

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock International Growth Fund

John Hancock Funds III

Supplement dated 7-1-14 to the current Class 1 Prospectus

The following information supplements and supersedes any information to the contrary relating to John Hancock International Growth Fund (the fund), a series of John Hancock Funds III (the Trust), contained in the Prospectus.

At an in-person meeting held June 23‒25, 2014, the Trust’s Board of Trustees approved the hiring and appointment of Wellington Management Company, LLP (Wellington Management) to replace Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as subadvisor to the fund effective at the close of business on July 15, 2014 (the Effective Date). John Hancock Advisers, LLC, the fund’s investment advisor, has hired a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from GMO to Wellington Management.

Also in connection with the appointment of Wellington Management as subadvisor to the fund, the Prospectus is hereby amended as follows, as of the Effective Date:

All references to GMO and its portfolio managers are hereby deleted.

The information under “Principal investment strategies” in the “Fund summary” is revised and restated in its entirety as follows:

The subadvisor seeks to achieve the fund’s investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments located in or deriving the majority of their revenue from a number of developed and emerging markets outside of the U.S. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor’s investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

•	Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

•	Growth: Companies that generate high organic revenue growth above global GDP growth;

•	Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary revenue growth rates and normalized operating assumptions;

•	Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

•	Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

The following risk is added to “Principal risks” in the “Fund summary”:

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Although the performance information in “Past performance” in the “Fund summary” will remain the same, the first paragraph in this section is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund’s performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

In addition, in “Past performance” in the “Fund summary,” the following description of the MSCI All Country World (ACWI) ex-US Growth Index, the fund’s new benchmark, is added:

MSCI ACWI ex-US Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries and 23 emerging markets countries.

In the “Average annual total returns” table of the “Past performance” section of the “Fund summary,” the returns of the MSCI ACWl ex-US Growth Index are added as stated below.

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-13			06-12-06
MSCI ACWI ex-US Growth (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	15.86	13.28	5.30

The information regarding the subadvisor in the “Investment management” section of the “Fund summary” is revised and restated in its entirety as follows:

Subadvisor Wellington Management Company, LLP

John A. Boselli serves as portfolio manager of the fund. Accordingly, in the “Fund summary,” the information under “Portfolio management” is revised and restated in its entirety as follows:

John A. Boselli, CFA

•   Senior Vice President and Equity Portfolio Manager

•   Joined fund in 2014

The information under “Principal investment strategies” in “Fund details” is revised and restated in its entirety as follows:

The fund’s investment objective is to seek high total return primarily through capital appreciation. The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

The subadvisor seeks to achieve the fund’s investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments located in or deriving the majority of their revenue from a number of developed and emerging markets outside of the U.S. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor’s investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

•	Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

•	Growth: Companies that generate high organic revenue growth above global GDP growth;

•	Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary revenue growth rates and normalized operating assumptions;

•	Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

•	Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

The following risk is added to “Principal risks of investing,” as a subset of “Foreign securities risk”:

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

The following information replaces the average daily net assets information for the management fee for the advisor’s services to the fund, as stated in “Who’s who — Management fee.” The fee is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.900
Next 500 million	0.850
Excess Over 1 billion	0.800

The basis for the Board’s approval of the new subadvisory agreement with Wellington Management will be discussed in the fund’s shareholder report for the period ending August 31, 2014.

In “Fund details — Who’s who,”under “Subadvisor,” the information regarding the subadvisor is hereby revised and replaced in its entirety with the following:

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Wellington Management Company, LLP (Wellington Management) is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. As of March 31, 2014, Wellington Management had investment management authority with respect to approximately $868 billion in assets.

Below is a brief biographical profile of the fund’s portfolio manager, who is primarily responsible the management of the fund’s portfolio. For more information about this individual, including information about his compensation, other accounts he manages, and any investments he may have in the fund, see the SAI.

John A. Boselli, CFA

•   Senior Vice President and Equity Portfolio Manager

•   Joined fund in 2014

•   Joined Wellington Management in 2002

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds III

Supplement dated July 1, 2014 to the current Statement of Additional Information

John Hancock International Growth Fund

The following information supplements and supersedes any information to the contrary relating to John Hancock International Growth Fund (the “fund”), a series of John Hancock Funds III (the “Trust”), contained in the Statement of Additional Information (the “SAI”).

At an in-person meeting held June 23‒25, 2014, the Trust’s Board of Trustees approved the hiring and appointment of Wellington Management Company, LLP (“Wellington Management”) to replace Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) as subadvisor to the fund effective at the close of business on July 15, 2014 (the Effective Date). John Hancock Advisers, LLC, the fund’s investment advisor, has hired a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from GMO to Wellington Management.

Also in connection with the appointment of Wellington Management as subadvisor to the fund, the SAI is hereby amended as follows, as of the Effective Date:

The disclosure for the fund relating to “Portfolio Manager Information” in Appendix B of the SAI is hereby supplemented with the following information with respect to Wellington Management.

Wellington Management Company, LLP

John Hancock International Growth Fund

Portfolio Manager. The portfolio manager of International Growth Fund is John A. Boselli.

The following chart reflects information regarding other accounts for which Mr. Boselli has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies (and series thereof) other than those listed above, (ii) other pooled investment vehicles, and (iii) other accounts. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the chart is the portfolio manager’s investment in John Hancock International Growth Fund.

The following table reflects information as of March 31, 2014:

Trust Manager (Worldwide)	Registered Investment Company Accounts (Worldwide)	Assets Managed (US$Mil)	Pooled Investment Vehicle Accounts (Worldwide)	Assets Managed (US$Mil)	Other Accounts	Assets Managed (US$Mil)
John A. Boselli	3	377.9	5	154.0	0	0

As of March 31, there are no accounts that pay fees based upon performance.

Share Ownership by Portfolio Manager. As of March 31, 2014, Mr. Boselli did not own shares of International Growth Fund.

POTENTIAL CONFLICTS OF INTEREST

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the fund (“Investment Professional”) generally manages accounts in several different investment styles.

These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the fund. The Investment Professional makes investment decisions for each account, including the fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professional may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the fund.

The Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the fund, or make investment decisions that are similar to those made for the fund, both of which have the potential to adversely impact the funds depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Investment Professional may purchase the same security for a fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the fund. Mr. Boselli also manages accounts, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professional are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Investment Professional. Finally, the Investment Professional may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Description of Compensation Structure.

Wellington Management receives a fee based on the assets under management of the fund as set forth in the Investment Subadvisory Agreement between Wellington Management and the Advisor on behalf of the fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Fund. The following information is as of October 31, 2013.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the fund’s portfolio manager listed in the prospectus who is primarily responsible for the day-to-day management of the fund (“Investment Professional”) includes a base salary and incentive components. The base salary for the Investment Professional, who is a partner of Wellington Management, is generally a fixed amount that is determined by the Managing Partners of the firm. Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund managed by the Investment Professional and generally each other account managed by such Investment Professional. The Investment Professional’s incentive payment relating to the fund is linked to the gross pre-tax performance of the portion of the fund managed by the Investment Professional over one and three year periods, with an emphasis on three year results. In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in a five-year performance comparison period, which will be fully implemented by December 31, 2016. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professional, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professional may also be eligible for bonus payments based on his overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Boselli is a partner at Wellington Management.

***************

The disclosure in Appendix C of the SAI, relating to the Proxy Voting Policies of the subadvisors of the Trust’s series, is hereby supplemented with the following information with respect to Wellington Management.

Wellington Management Company, LLP

Global Proxy Voting Guidelines

Introduction Upon a client’s written request, Wellington Management Company, LLP (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines Composition and Role of the Board of Directors

☐	Election of Directors:	Case-by-Case

We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

☐	Classify Board of Directors:	Against

We will also vote in favor of shareholder proposals seeking to declassify boards.

☐	Adopt Director Tenure/Retirement Age (SP):	Against

☐	Adopt Director & Officer Indemnification:	For

We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

☐	Allow Special Interest Representation to Board (SP):	Against

☐	Require Board Independence:	For

We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

☐	Require Key Board Committees to be Independent.	For

Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

☐	Require a Separation of Chair and CEO or Require a Lead Director (SP):	Case-by-Case

We will generally support management proposals to separate the Chair and CEO or establish a Lead Director.

☐	Approve Directors’ Fees:	For

☐	Approve Bonuses for Retiring Directors:	Case-by-Case

☐	Elect Supervisory Board/Corporate Assembly:	For

☐	Elect/Establish Board Committee:	For

☐	Adopt Shareholder Access/Majority Vote on Election of Directors (SP):	Case-by-Case

We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

☐	Adopt/Amend Stock Option Plans:	Case-by-Case

☐	Adopt/Amend Employee Stock Purchase Plans:	For

☐	Approve/Amend Bonus Plans:	Case-by-Case

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

☐	Approve Remuneration Policy:	Case-by-Case

☐	To approve compensation packages for named executive Officers:	Case-by-Case

☐	To determine whether the compensation vote will occur every 1, 2 or 3 years:	1 Year

☐	Exchange Underwater Options:	Case-by-Case

We may support value-neutral exchanges in which senior management is ineligible to participate.

☐	Eliminate or Limit Severance Agreements (Golden Parachutes):	Case-by-Case

We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

☐	To approve golden parachute arrangements in connection with certain corporate transactions:	Case-by-Case

☐	Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP):	Case-by-Case

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

☐	Expense Future Stock Options (SP):	For

☐	Shareholder Approval of All Stock Option Plans (SP):	For

☐	Disclose All Executive Compensation (SP):	For

Reporting of Results

☐	Approve Financial Statements:	For

☐	Set Dividends and Allocate Profits:	For

☐	Limit Non-Audit Services Provided by Auditors (SP):	Case-by-Case

We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

☐	Ratify Selection of Auditors and Set Their Fees:	Case-by-Case

We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

☐	Elect Statutory Auditors:	Case-by-Case

☐	Shareholder Approval of Auditors (SP):	For

Shareholder Voting Rights

☐	Adopt Cumulative Voting (SP):	Against

We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

☐	Shareholder Rights Plans	Case-by-Case

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

-	We generally support plans that include:
-	Shareholder approval requirement
-	Sunset provision
-	Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

☐	Authorize Blank Check Preferred Stock:	Case-by-Case

We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

☐	Eliminate Right to Call a Special Meeting:	Against

☐	Establish Right to Call a Special Meeting or Lower Ownership Threshold to Call a Special Meeting (SP):	Case-by-Case

☐	Increase Supermajority Vote Requirement:	Against

We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

☐	Adopt Anti-Greenmail Provision:	For

☐	Adopt Confidential Voting (SP):	Case-by-Case

We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

☐	Remove Right to Act by Written Consent:	Against

Capital Structure

☐	Increase Authorized Common Stock:	Case-by-Case

We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

☐	Approve Merger or Acquisition:	Case-by-Case

☐	Approve Technical Amendments to Charter:	Case-by-Case

☐	Opt Out of State Takeover Statutes:	For

☐	Authorize Share Repurchase:	For

☐	Authorize Trade in Company Stock:	For

☐	Approve Stock Splits:	Case-by-Case

We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

☐	Approve Recapitalization/Restructuring:	Case-by-Case

☐	Issue Stock with or without Preemptive Rights:	Case-by-Case

☐	Issue Debt Instruments:	Case-by-Case

Environmental and Social Issues

We expect portfolio companies to comply with applicable laws and regulations with regards to environmental and social standards. We evaluate shareholder proposals related to environmental and social issues on a case-by-case basis.

☐	Disclose Political and PAC Gifts (SP):	Case-by-Case

☐	Report on Sustainability (SP):	Case-by-Case

Miscellaneous

☐	Approve Other Business:	Against

☐	Approve Reincorporation:	Case-by-Case

☐	Approve Third-Party Transactions:	Case-by-Case

Dated: March 8, 2012